SCHEDULE OF NATURE OF TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Loan from director			$ 9,881
P4 Engineering Industrial Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[1]	47	150
- Purchases of goods	[1]	443	677	888
- Land rental	[1]	450	452	404
- Utilities	[1]	60	59	57
- Loan interest income	[1]	91	21
- Sale of Property, Plant & Equipment	[1]	106
MWE Investment Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[2]			11
Yin Zhan Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
- Purchases of goods	[3]			413
- Other services income	[3]		7
James Lim Eng Hock [Member]
Related Party Transaction [Line Items]
Loan from director		52	9,881
Lee Noi Geck [Member]
Related Party Transaction [Line Items]
Loan from director		$ 37

[1]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
[2]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[3]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.